PATENTS AND TRADEMARKS	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
PATENTS AND TRADEMARKS

NOTE 5 – PATENTS AND TRADEMARKS

	2019	2018
Patents and trademarks	$293,585	$280,490
Less: Accumulated amortization	(231,987)	(226,619)
	$61,598	$53,871

Total amortization of patents in 2019 and 2018 was $5,368 and $5,392, respectively.